Related Party Transactions - Summary of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Accounts payable	$ 72,656	$ 83,272
Accrued expenses	57,343	51,673
Related Party
Related Party Transaction [Line Items]
Net sales	2,061	3,073	$ 9,039
Accounts receivable	1,978	1,848
Accounts payable	608	872
Accrued expenses	$ 2,376	$ 1,367